SHAREHOLDERS' EQUITY - Anti-dilutive Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average basic number of common shares outstanding (in shares)	210,142	210,692
In the money shares - share options (in shares)	450	905
Dilutive RSUs and PSUs (in shares)	1,053	1,026
Weighted average diluted number of common shares outstanding (in shares)	211,645	212,623